Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Medical equipment	$ 737	$ 737
Office furniture and equipment	35	33
Computer software and electronic equipment	69	62
Leasehold improvements	133	130
Property, Plant and Equipment, Gross	974	962
Less - Accumulated depreciation	483	244
Net book value	$ 491	$ 718